Note 7 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2015
Accrued Interest Receviable [Abstract]
Accrued Interest Receviable [Text Block]

NOTE 7 Accrued Interest Receivable

Accrued interest receivable at December 31 is summarized as follows:

(Dollars in thousands)	2015	2014
Securities available for sale	$422	348
Loans receivable	1,832	1,365
	$2,254	1,713